Related Party Transactions - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions (Textual) [Abstract]
IT service payments to NMIC and NSC	$ 277,000,000	$ 283,000,000	$ 241,000,000
Total account values of group annuity and life insurance contracts	3,300,000,000	3,200,000,000
Revenue from group annuity and life insurance contracts	137,000,000	140,000,000	148,000,000
Total interest credited to the account balances	109,000,000	113,000,000	122,000,000
Company made lease payments to NMIC	16,000,000	15,000,000	14,000,000
Revenues ceded to NMIC	291,000,000	255,000,000	301,000,000
Benefits, claims and expenses	178,000,000	167,000,000	212,000,000
Customer allocations to NFG funds	53,200,000,000	45,000,000,000
NFG paid to NLIC	163,000,000	144,000,000	129,000,000
Amounts on deposit with NCMC	228,000,000	854,000,000
Total commissions and fees paid	54,000,000	54,000,000	64,000,000
Notes receivable outstanding	146,000,000	126,000,000
Life insurance [Member]
Related Party Transactions (Textual) [Abstract]
Revenues ceded to NMIC	$ 179,000,000	$ 161,000,000	$ 203,000,000